BACKGROUND	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
BACKGROUND

NOTE 1 – BACKGROUND

Lewis and Clark Pharmaceuticals, Inc. (“we”, “us”, “our company”, “our”, “Lewis and Clark” or the “Company”) was formed under the laws of the State of Virginia in October 2012, and has its principal office in Charlottesville, Virginia. We are a biotechnology company focused on the early stage development of adenosine receptor-based compounds, with a focus on A2A and A2B antagonists, and A2A agonists. Our compounds have the potential to assist with the treatment of many diseases including cancer and inflammation.

Our ability to execute our business plan is dependent on the amount and timing of cash, if any, that we are able to raise. Should we not raise sufficient funds to execute our business plan, our business operations will cease to exist.

NOTE 1 – BACKGROUND

Lewis and Clark Pharmaceuticals, Inc. (“we”, “us”, “our company”, “our”, “Lewis and Clark” or the “Company”) was formed under the laws of the State of Virginia in October 2012, and has its principal office in Charlottesville, Virginia. We are a biotechnology company focused on the early stage development of adenosine receptor-based compounds, with a focus on A2A and A2B antagonists, and A2A agonists. Our compounds have the potential to assist with the treatment of many diseases including cancer and inflammation.

Our ability to execute our business plan is dependent on the amount and timing of cash, if any, that we are able to raise. Should we not raise sufficient funds to execute our business plan, our business operations will cease to exist.